GOODWILL	12 Months Ended
Sep. 30, 2011
GOODWILL

9. GOODWILL

Goodwill was comprised of the following:

	Online education service	Start-up training service	Total
	US$	US$	US$
Gross amount
Balance as of September 30, 2009	5,272	1,614	6,886

Foreign currency adjustment	105	33	138

Balance as of September 30, 2010	5,377	1,647	7,024

Foreign currency adjustment	265	114	379

Balance as of September 30, 2011	5,642	1,761	7,403

The Group tested its goodwill for impairment at the following reporting units level.

Online education service - This reporting unit provides online education services to its customers located in the PRC. It includes all the subsidiaries, the VIE and VIE’s subsidiaries of the Group except for Zhengbao Yucai and Champion Xinlixiang. The goodwill arising from the acquisitions of the entities under this reporting unit is fully allocated to this reporting unit.

Start-up training service - This reporting unit provides start-up training services to the Group’s customers located the PRC. It includes Zhengbao Yucai. The goodwill arising from the acquisitions of 60% equity interest in Zhengbao Yucai is fully allocated to this reporting unit.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has not recorded any impairment of goodwill on online education service and start-up training service.

The reporting unit of Gaokao retake business was discontinued and accordingly the related goodwill was fully impaired at the end of fiscal year 2011. (See note 4).